EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT COMPANY - THE MOVEMENT OF THE RSUS (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2016 shares	Dec. 31, 2017 shares	Dec. 31, 2016	Dec. 31, 2016 shares
2014 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			871,649,000
Forfeited			(871,649,000)
Vested			0
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning		0	119,634,000
Forfeited			(15,880,000)
Vested			(103,754,000)
Balance, ending	0		0
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | ARGENTINA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				6,095
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | BRAZIL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				49,564
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | CHILE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				4,925
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | SPAIN [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				15,183
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | FRANCE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				2,060
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | GUATEMALA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				1,024
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | MEXICO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				22,933
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | MOROCCO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				1,468
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | PERU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				2,602
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | UNITED STATES [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				13,780
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning	1,367,896	1,148,625		1,367,896
Forfeited	(219,271)	(219,271)
Balance, ending	1,148,625		1,148,625
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | ARGENTINA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning		16,523		21,981
Forfeited		(5,458)
Balance, ending	16,523			16,523
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | BRAZIL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning		201,049		214,764
Forfeited		(13,715)
Balance, ending	201,049			201,049
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | CHILE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning		61,525		67,395
Forfeited		(5,870)
Balance, ending	61,525			61,525
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | COLOMBIA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning		10,940		10,940
Forfeited		0
Balance, ending	10,940			10,940
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | SPAIN [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning		101,490		124,761
Forfeited		(23,271)
Balance, ending	101,490			101,490
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | GUATEMALA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning		798		0
Forfeited		798
Balance, ending	798			798
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | MEXICO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning		107,495		143,052
Forfeited		(35,557)
Balance, ending	107,495			107,495
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | PERU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning		5,286		16,462
Forfeited		(11,176)
Balance, ending	5,286			5,286
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | UNITED STATES [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning		643,519		768,541
Forfeited		(125,022)
Balance, ending	643,519			643,519
Time Restricted Stock Units ("RSU") (equity settled) | 2016 Extraordinary Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning	82,157	27,986		0
Forfeited	(24,324)	(27,986)
Vested			(54,171)
Granted			82,157
Balance, ending	27,986		27,986
Time Restricted Stock Units ("RSU") (equity settled) | 2016 Extraordinary Plan | UNITED STATES [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning		608,770		0
Vested		0
Granted		608,770
Balance, ending	608,770			608,770
Performance RSU (equity settled) | 2014 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			871,649	871,649
Forfeited		(871,649)
Vested		0
Performance RSU (equity settled) | 2014 plan [member] | ARGENTINA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				18,229
Performance RSU (equity settled) | 2014 plan [member] | BRAZIL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				306,743
Performance RSU (equity settled) | 2014 plan [member] | CHILE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				48,345
Performance RSU (equity settled) | 2014 plan [member] | SPAIN [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				94,371
Performance RSU (equity settled) | 2014 plan [member] | FRANCE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				3,845
Performance RSU (equity settled) | 2014 plan [member] | GUATEMALA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				1,911
Performance RSU (equity settled) | 2014 plan [member] | MEXICO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				102,938
Performance RSU (equity settled) | 2014 plan [member] | MOROCCO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				2,742
Performance RSU (equity settled) | 2014 plan [member] | PERU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				8,096
Performance RSU (equity settled) | 2014 plan [member] | UNITED STATES [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning				284,429